NOTES PAYABLE (Details) (New Vision Financial, Ltd. [Member], USD $)	1 Months Ended
	Oct. 31, 2012	Dec. 31, 2013
New Vision Financial, Ltd. [Member]
Debt Instrument [Line Items]
Annual interest rate		7.00%
Debt conversion, price per share		$ 0.03
Debt conversion, shares issued	3,946,233